Fair Value Measurement - Schedule of Recurring Fair Value Measurements (Details) - Recurring [Member] - CNY (¥)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Recurring Fair Value Measurements [Line Items]
Balance		¥ (14,424,123)	¥ (38,755,351)	¥ (4,455,769)
Additions		(19,237,039)	(29,690,163)	(11,845,331)
Fair value change		4,716,634	17,101,260	(1,875,889)
Extinguishment upon conversion		9,432,067
Extinguishment upon reclassification		8,807,795
Extinguishment upon settlement		541,306	36,955,383
Extinguishment upon maturity		87,279
Change in fair value recognized in general and administrative expenses				92,796
Extinguishment upon contingent consideration readily to settle				551,641
Extinguishment upon purchase consideration settlement/readily to settle				(18,492,454)
Foreign exchange translation			(35,252)	(2,730,345)
Balance		(10,076,081)	(14,424,123)	(38,755,351)
Warrant liabilities [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance	[1]	(87,279)	(5,747,884)	(8,531,114)
Additions	[1]
Fair value change	[1]		5,727,015	3,464,922
Extinguishment upon conversion	[1]
Extinguishment upon reclassification	[1]
Extinguishment upon settlement	[1]
Extinguishment upon maturity	[1]	87,279
Change in fair value recognized in general and administrative expenses	[1]
Extinguishment upon contingent consideration readily to settle	[1]
Extinguishment upon purchase consideration settlement/readily to settle	[1]
Foreign exchange translation	[1]		(66,410)	(681,692)
Balance	[1]		(87,279)	(5,747,884)
Option liability [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance	[1]		(12,762,104)	(17,632,261)
Additions	[1]
Fair value change	[1]		12,572,815	6,305,349
Extinguishment upon conversion	[1]
Extinguishment upon reclassification	[1]
Extinguishment upon settlement	[1]
Extinguishment upon maturity	[1]
Change in fair value recognized in general and administrative expenses	[1]
Extinguishment upon contingent consideration readily to settle	[1]
Extinguishment upon purchase consideration settlement/readily to settle	[1]
Foreign exchange translation	[1]		189,289	(1,435,192)
Balance	[1]			(12,762,104)
Convertible loans [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance		(14,336,844)	(18,846,932)	(6,072,237)
Additions		(19,237,039)	(29,690,163)	(10,446,900)
Fair value change		4,716,634	(1,235,513)	(1,714,334)
Extinguishment upon conversion		9,432,067
Extinguishment upon reclassification		8,807,795
Extinguishment upon settlement		541,306	35,593,895
Extinguishment upon maturity
Change in fair value recognized in general and administrative expenses
Extinguishment upon contingent consideration readily to settle
Extinguishment upon purchase consideration settlement/readily to settle
Foreign exchange translation			(158,131)	(613,461)
Balance		(10,076,081)	(14,336,844)	(18,846,932)
Contingent Consideration Payables [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance				(644,437)
Additions
Fair value change
Extinguishment upon conversion
Extinguishment upon reclassification
Extinguishment upon settlement
Extinguishment upon maturity
Change in fair value recognized in general and administrative expenses				92,796
Extinguishment upon contingent consideration readily to settle				551,641
Extinguishment upon purchase consideration settlement/readily to settle
Foreign exchange translation
Balance
Prepaid forward contracts [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance
Additions
Fair value change
Extinguishment upon conversion
Extinguishment upon reclassification
Extinguishment upon settlement
Extinguishment upon maturity
Change in fair value recognized in general and administrative expenses
Extinguishment upon contingent consideration readily to settle
Extinguishment upon purchase consideration settlement/readily to settle
Foreign exchange translation
Balance
Prepaid consideration for acquisitions [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance				28,424,280
Additions
Fair value change				(9,931,826)
Extinguishment upon conversion
Extinguishment upon reclassification
Extinguishment upon settlement
Extinguishment upon maturity
Change in fair value recognized in general and administrative expenses
Extinguishment upon contingent consideration readily to settle
Extinguishment upon purchase consideration settlement/readily to settle				(18,492,454)
Foreign exchange translation
Balance
Payable for acquisition of Lin’s [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance			(1,398,431)
Additions				(1,398,431)
Fair value change			36,943
Extinguishment upon conversion
Extinguishment upon reclassification
Extinguishment upon settlement			1,361,488
Extinguishment upon maturity
Change in fair value recognized in general and administrative expenses
Extinguishment upon contingent consideration readily to settle
Extinguishment upon purchase consideration settlement/readily to settle
Foreign exchange translation
Balance				¥ (1,398,431)

[1]	The Option liability was expired in February 2023, the Class A OS Warrant was expired in September 2023.